Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash and cash equivalents	$ 1,494,000			$ 1,254,000	$ 242,000			$ 2,998,000
Accounts receivable, net of allowances for credit losses of $30 and $0, respectively	1,403,000			2,269,000				3,454,000
Inventory				0				453,000
Prepaid expenses and other current assets	1,201,000			520,000				398,000
Total current assets	4,098,000			4,043,000				7,303,000
Non-current Assets:
Property and equipment, net	145,000			182,000				634,000
Operating lease right-of-use assets	3,196,000			3,751,000				4,453,000
Trademarks and other intangibles, net	32,111,000			34,759,000				41,520,000
Investments in unconsolidated affiliates				10,110,000				17,735,000
Other assets	912,000			911,000				15,000
Total non-current assets	36,364,000			49,713,000				64,357,000
Total Assets	40,462,000			53,756,000				71,660,000
Current Liabilities:
Accounts payable, accrued expenses and other current liabilities	1,371,000			2,734,000				2,236,000
Deferred revenue	1,362,000			1,380,000				889,000
Accrued income taxes payable	113,000			554,000				372,000
Current portion of operating lease obligations	1,655,000			1,513,000				1,258,000
Current portion of long-term debt	3,500,000							750,000
Contingent obligation				4,213,000				964,000
Total current liabilities	8,001,000			10,394,000				6,469,000
Long-Term Liabilities:
Deferred revenue	2,000,000			2,667,000				3,556,000
Long-term portion of operating lease obligations	4,111,000			5,297,000				4,021,000
Long-term debt, net, less current portion	9,038,000			6,569,000				3,971,000
Long-term portion of contingent obligation								5,432,000
Other long-term liabilities	732,000			431,000				40,000
Total long-term liabilities	15,881,000			14,964,000				17,020,000
Total Liabilities	23,882,000			25,358,000				23,489,000
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $.001 par value, 1,000,000 shares authorized, none issued and outstanding
Common stock, $.001 par value, 50,000,000 shares authorized, and 4,806,776 and 2,368,072 shares issued and outstanding at September 30, 2025 and December 31, 2024, respectively	5,000			2,000				2,000
Paid-in capital	109,622,000			106,666,000				103,879,000
Accumulated deficit	(90,928,000)			(76,244,000)				(53,849,000)
Total Xcel Brands, Inc. stockholders' equity	18,699,000			30,424,000				50,032,000
Noncontrolling interest	(2,119,000)			(2,026,000)				(1,861,000)
Total Stockholders' Equity	16,580,000	$ 22,496,000	$ 25,710,000	28,398,000	$ 34,966,000	$ 44,075,000	$ 43,872,000	48,171,000	$ 70,139,000
Total Liabilities and Stockholders' Equity	$ 40,462,000			$ 53,756,000				$ 71,660,000